TCM Small Cap Growth Fund
TCM Small Cap Growth Fund
Investment Objective
The TCM Small Cap Growth Fund (the "Small Cap Fund") seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TCM Small Cap Growth Fund TCM Small Cap Growth Fund - Investor Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	(1.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TCM Small Cap Growth Fund TCM Small Cap Growth Fund - Investor Class
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.92%

Example
This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TCM Small Cap Growth Fund TCM Small Cap Growth Fund - Investor Class	94	293	509	1,131

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Small Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small
Cap Fund's performance. During the most recent fiscal year, the Small Cap Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization ("small cap") companies. The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000®
Index. The Advisor uses fundamental research to identify companies with the potential for superior earnings growth and sustainable valuations. The Advisor's intensive bottom-up, fundamental research drives stock selection, which the
Advisor believes is key to generating excess returns.

Most of the assets will be invested in U.S. common stocks that the Advisor expects will experience long-term, above average earnings growth. The Small Cap
Fund may at times invest a significant portion of its assets (greater than 25%)
in stocks of technology companies, representing various unrelated technology industries. The Small Cap Fund may also invest up to 20% of its net assets in equity securities of foreign issuers, including issuers located in emerging markets, that are American Depositary Receipts ("ADRs") or traded on a U.S.
stock exchange when consistent with the Small Cap Fund's investment objective. The Advisor may sell a security for different reasons including when its price reaches a target set by the Advisor or if the Advisor believes that other investments are more attractive.

Principal Risks
There is the risk that you could lose all or a portion of your investment in the
Small Cap Fund. The following risks could affect the value of your investment:

·  Management Risk: The Advisor may fail to implement the Small Cap Fund's investment strategies and meet its investment objective.

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Growth Stock Risk: Growth-oriented funds may underperform when value investing is in favor.

·  Technology Company Risk: Although technology companies are found among a broad range of industries, they often face unusually high price volatility and losses can be significant.

·  Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Small- and Medium-Sized Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund's shareholders.

Performance
The following performance information indicates some of the risks of investing in the Small Cap Fund. The information below also illustrates how the Small Cap
Fund's performance has varied from year to year and the risks of investing in the Small Cap Fund by showing its highest and lowest quarterly returns. The table below illustrates the Small Cap Fund's total return over time compared with a broad-based securities index. The Small Cap Fund's past performance, before and after taxes, is not necessarily an indication of how the Small Cap
Fund will perform in the future. Updated performance is available on the Small
Cap Fund's website www.tyghcap.com.

Small Cap Fund Calendar Year Total Return

During the periods shown in the bar chart, the Small Cap Fund's highest quarterly return was 16.42% for the quarter ended March 31, 2006 and the lowest quarterly return was -27.29% for the quarter ended December 31, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs").

The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of
Small Cap Fund shares, a tax deduction is provided that may benefit the investor.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns TCM Small Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell 2000 Growth Index	Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	7.28%	Oct 1, 2004
TCM Small Cap Growth Fund - Investor Class	TCM Small Cap Growth Fund Return Before Taxes	21.69%	3.93%	8.29%	Oct 1, 2004
TCM Small Cap Growth Fund - Investor Class After Taxes on Distributions	TCM Small Cap Growth Fund Return After Taxes on Distributions	21.69%	3.39%	7.80%	Oct 1, 2004
TCM Small Cap Growth Fund - Investor Class After Taxes on Distributions and Sales	TCM Small Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	14.10%	3.26%	7.12%	Oct 1, 2004

TCM Small-Mid Cap Growth Fund
TCM Small-Mid Cap Growth Fund
Investment Objective
The TCM Small-Mid Cap Growth Fund (the "Small-Mid Cap Fund") seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Mid Cap Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TCM Small-Mid Cap Growth Fund TCM Small-Mid Cap Growth Fund - Investor Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	(1.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TCM Small-Mid Cap Growth Fund TCM Small-Mid Cap Growth Fund - Investor Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Total Annual Fund Operating Expenses		0.97%
Fee Waiver and/or Expense Reimbursemen		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.95%
[1]	Tygh Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and/or pay the Small-Mid Cap Fund's expenses (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.95% of average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2012 and will continue for an indefinite period thereafter as determined by the Board. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the cost of investing in the
Small-Mid Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Small-Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Small-Mid Cap Fund's operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TCM Small-Mid Cap Growth Fund TCM Small-Mid Cap Growth Fund - Investor Class	97	307	534	1,188

Portfolio Turnover
The Small-Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Mid Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small-Mid Cap Fund's performance. During the most recent fiscal year, the Small-Mid Cap Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small-Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small to medium capitalization ("small-mid cap") companies. The Small-Mid Cap Fund defines small-mid cap companies as those whose market capitalization, at the time of purchase, are between  $500 million and  $10 billion. The Advisor uses fundamental research to identify companies with the potential for superior earnings growth and sustainable valuations. The Advisor's intensive bottom-up, fundamental research drives stock selection, which the Advisor believes is key to generating excess returns.

Most of the assets will be invested in U.S. common stocks that the Advisor expects will experience long-term, above average earnings growth. The Small-Mid
Cap Fund may at times invest a significant portion of its assets (greater than
25%) in stocks of technology companies, representing various unrelated technology industries. The Small-Mid Cap Fund may also invest up to 20% of its net assets in equity securities of foreign issuers, including issuers located in emerging markets, that are American Depositary Receipts ("ADRs") or traded on a
U.S. stock exchange when consistent with the Small-Mid Cap Fund's investment objective. The Advisor may sell a security for different reasons including when its price reaches a target set by the Advisor or if the Advisor believes that other investments are more attractive.

Principal Risks
There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment:

·  Management Risk: The Advisor may fail to implement the Small-Mid Cap Fund's investment strategies and meet its investment objective.

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Growth Stock Risk: Growth-oriented funds may underperform when value investing is in favor;

·  Technology Company Risk: Although technology companies are found among a broad range of industries, they often face unusually high price volatility and losses can be significant.

·  Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Small- and Medium-Sized Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund's shareholders.

Performance
The following performance information indicates some of the risks of investing in the Small-Mid Cap Fund. The information below also illustrates how the
Small-Mid Cap Fund's performance has varied from year to year and the risks of investing in the Small-Mid Cap Fund by showing its highest and lowest quarterly returns. The table below illustrates the Fund's total return over time compared with a broad-based securities index. The Small-Mid Cap Fund's past performance, before and after taxes, is not necessarily an indication of how the Small-Mid
Cap Fund will perform in the future. Updated performance is available on the
Small-Mid Cap Fund's website www.tyghcap.com.

Small-Mid Cap Fund Calendar Year Total Return

During the periods shown in the bar chart, the Small-Mid Cap Fund's highest quarterly return was 16.76% for the quarter ended December 31, 2010 and the lowest quarterly return was -27.15% for the quarter ended December 31, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs").

The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of
Small-Mid Cap Fund shares, a tax deduction is provided that may benefit the investor.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns TCM Small-Mid Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell 2500 Growth Index	Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	1.47%	Jun 29, 2007
TCM Small-Mid Cap Growth Fund - Investor Class	TCM Small-Mid Cap Growth Fund Return Before Taxes	24.27%	(1.74%)	Jun 29, 2007
TCM Small-Mid Cap Growth Fund - Investor Class After Taxes on Distributions	TCM Small-Mid Cap Growth Fund Return After Taxes on Distributions	24.27%	(1.78%)	Jun 29, 2007
TCM Small-Mid Cap Growth Fund - Investor Class After Taxes on Distributions and Sales	TCM Small-Mid Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	15.78%	(1.49%)	Jun 29, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
TCM Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TCM Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TCM Small Cap Growth Fund (the "Small Cap Fund") seeks to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Small Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small
Cap Fund's performance. During the most recent fiscal year, the Small Cap Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization ("small cap") companies. The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000®
Index. The Advisor uses fundamental research to identify companies with the potential for superior earnings growth and sustainable valuations. The Advisor's intensive bottom-up, fundamental research drives stock selection, which the
Advisor believes is key to generating excess returns.

Most of the assets will be invested in U.S. common stocks that the Advisor expects will experience long-term, above average earnings growth. The Small Cap
Fund may at times invest a significant portion of its assets (greater than 25%)
in stocks of technology companies, representing various unrelated technology industries. The Small Cap Fund may also invest up to 20% of its net assets in equity securities of foreign issuers, including issuers located in emerging markets, that are American Depositary Receipts ("ADRs") or traded on a U.S.
stock exchange when consistent with the Small Cap Fund's investment objective. The Advisor may sell a security for different reasons including when its price reaches a target set by the Advisor or if the Advisor believes that other investments are more attractive.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the
Small Cap Fund. The following risks could affect the value of your investment:

·  Management Risk: The Advisor may fail to implement the Small Cap Fund's investment strategies and meet its investment objective.

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Growth Stock Risk: Growth-oriented funds may underperform when value investing is in favor.

·  Technology Company Risk: Although technology companies are found among a broad range of industries, they often face unusually high price volatility and losses can be significant.

·  Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Small- and Medium-Sized Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund's shareholders.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Small Cap Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Small Cap Fund. The information below also illustrates how the Small Cap
Fund's performance has varied from year to year and the risks of investing in the Small Cap Fund by showing its highest and lowest quarterly returns. The table below illustrates the Small Cap Fund's total return over time compared with a broad-based securities index. The Small Cap Fund's past performance, before and after taxes, is not necessarily an indication of how the Small Cap
Fund will perform in the future. Updated performance is available on the Small
Cap Fund's website www.tyghcap.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Small Cap Fund. The information below also illustrates how the Small Cap Fund's performance has varied from year to year and the risks of investing in the Small Cap Fund by showing its highest and lowest quarterly returns. The table below illustrates the Small Cap Fund's total return over time compared with a broad-based securities index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tyghcap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Fund's past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Small Cap Fund Calendar Year Total Return
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the Small Cap Fund's highest quarterly return was 16.42% for the quarter ended March 31, 2006 and the lowest quarterly return was -27.29% for the quarter ended December 31, 2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Small Cap Fund shares, a tax deduction is provided that may benefit the investor.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs").

The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of
Small Cap Fund shares, a tax deduction is provided that may benefit the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
TCM Small Cap Growth Fund | TCM Small Cap Growth Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCMSX
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2005	rr_AnnualReturn2005	20.33%
Annual Return 2006	rr_AnnualReturn2006	18.78%
Annual Return 2007	rr_AnnualReturn2007	16.48%
Annual Return 2008	rr_AnnualReturn2008	(43.24%)
Annual Return 2009	rr_AnnualReturn2009	26.88%
Annual Return 2010	rr_AnnualReturn2010	21.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TCM Small Cap Growth Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
TCM Small Cap Growth Fund | TCM Small Cap Growth Fund - Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TCM Small Cap Growth Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
TCM Small Cap Growth Fund | TCM Small Cap Growth Fund - Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TCM Small Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
TCM Small Cap Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
TCM Small-Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TCM Small-Mid Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TCM Small-Mid Cap Growth Fund (the "Small-Mid Cap Fund") seeks to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Mid Cap Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Small-Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Mid Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small-Mid Cap Fund's performance. During the most recent fiscal year, the Small-Mid Cap Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Small-Mid Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Small-Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Small-Mid Cap Fund's operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small-Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small to medium capitalization ("small-mid cap") companies. The Small-Mid Cap Fund defines small-mid cap companies as those whose market capitalization, at the time of purchase, are between  $500 million and  $10 billion. The Advisor uses fundamental research to identify companies with the potential for superior earnings growth and sustainable valuations. The Advisor's intensive bottom-up, fundamental research drives stock selection, which the Advisor believes is key to generating excess returns.

Most of the assets will be invested in U.S. common stocks that the Advisor expects will experience long-term, above average earnings growth. The Small-Mid
Cap Fund may at times invest a significant portion of its assets (greater than
25%) in stocks of technology companies, representing various unrelated technology industries. The Small-Mid Cap Fund may also invest up to 20% of its net assets in equity securities of foreign issuers, including issuers located in emerging markets, that are American Depositary Receipts ("ADRs") or traded on a
U.S. stock exchange when consistent with the Small-Mid Cap Fund's investment objective. The Advisor may sell a security for different reasons including when its price reaches a target set by the Advisor or if the Advisor believes that other investments are more attractive.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment:

·  Management Risk: The Advisor may fail to implement the Small-Mid Cap Fund's investment strategies and meet its investment objective.

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Growth Stock Risk: Growth-oriented funds may underperform when value investing is in favor;

·  Technology Company Risk: Although technology companies are found among a broad range of industries, they often face unusually high price volatility and losses can be significant.

·  Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Small- and Medium-Sized Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund's shareholders.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Small-Mid Cap Fund. The information below also illustrates how the
Small-Mid Cap Fund's performance has varied from year to year and the risks of investing in the Small-Mid Cap Fund by showing its highest and lowest quarterly returns. The table below illustrates the Fund's total return over time compared with a broad-based securities index. The Small-Mid Cap Fund's past performance, before and after taxes, is not necessarily an indication of how the Small-Mid
Cap Fund will perform in the future. Updated performance is available on the
Small-Mid Cap Fund's website www.tyghcap.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Small-Mid Cap Fund. The information below also illustrates how the Small-Mid Cap Fund's performance has varied from year to year and the risks of investing in the Small-Mid Cap Fund by showing its highest and lowest quarterly returns. The table below illustrates the Fund's total return over time compared with a broad-based securities index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tyghcap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small-Mid Cap Fund's past performance, before and after taxes, is not necessarily an indication of how the Small-Mid Cap Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Small-Mid Cap Fund Calendar Year Total Return
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the Small-Mid Cap Fund's highest quarterly return was 16.76% for the quarter ended December 31, 2010 and the lowest quarterly return was -27.15% for the quarter ended December 31, 2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Small-Mid Cap Fund shares, a tax deduction is provided that may benefit the investor.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs").

The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of
Small-Mid Cap Fund shares, a tax deduction is provided that may benefit the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
TCM Small-Mid Cap Growth Fund | TCM Small-Mid Cap Growth Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCMMX
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursemen	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95% [1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	307
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	534
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,188
Annual Return 2008	rr_AnnualReturn2008	(46.70%)
Annual Return 2009	rr_AnnualReturn2009	31.59%
Annual Return 2010	rr_AnnualReturn2010	24.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.15%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TCM Small-Mid Cap Growth Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.74%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
TCM Small-Mid Cap Growth Fund | TCM Small-Mid Cap Growth Fund - Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TCM Small-Mid Cap Growth Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.78%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
TCM Small-Mid Cap Growth Fund | TCM Small-Mid Cap Growth Fund - Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TCM Small-Mid Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
TCM Small-Mid Cap Growth Fund | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007

[1]	Tygh Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and/or pay the Small-Mid Cap Fund's expenses (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.95% of average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2012 and will continue for an indefinite period thereafter as determined by the Board. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.